LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated January 15, 2015 to

PROSPECTUS DATED May 1, 2014

As supplemented June 3, 2014, July 28, 2014, August 6, 2014, October 16, 2014 and December 18, 2014

CHANGE IN UNDERLYING FUNDS: Effective on or about March 2, 2015, the RIC Russell Multi-Strategy Alternative Fund will be removed from the list of alternative Underlying Funds in which the Funds may invest.

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about March 2, 2015, each Fund's approximate target strategic allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)	RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund's "Principal Investment Strategies of the Fund" sub-section of the "Risk/Return Summary" section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about March 2, 2015, the Fund's approximate target strategic allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund's approximate target strategic allocation on or about March 2, 2015 will be 34% to equity Underlying Funds, 59% to fixed income Underlying Funds and 7% to alternative Underlying Funds.

Balanced Strategy Fund: Effective on or about March 2, 2015, the Fund's approximate target strategic allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund's approximate target strategic allocation on or about March 2, 2015 will be 55% to equity Underlying Funds, 35% to fixed income Underlying Funds and 10% to alternative Underlying Funds.

Growth Strategy Fund: Effective on or about March 2, 2015, the Fund's approximate target strategic allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund's approximate target strategic allocation on or about March 2, 2015 will be 71% to equity Underlying Funds, 16% to fixed income Underlying Funds and 13% to alternative Underlying Funds.

Equity Growth Strategy Fund: Effective on or about March 2, 2015, the Fund's approximate target strategic allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund's approximate target strategic allocation on or about March 2, 2015 will be 79% to equity Underlying Funds, 8% to fixed income Underlying Funds and 13% to alternative Underlying Funds.